Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group New Geography Equity ETF
Entity Central Index Key	0002008517
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group New Geography Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group New Geography Equity ETF
Class Name	Capital Group New Geography Equity ETF
Trading Symbol	CGNG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group New Geography Equity ETF (the "fund") for the period from June 25, 2024, commencement

of

operations, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGNG	$ 28 *	0.64% †
*
Based on operations for the period from June 25, 2024 to November 30, 2024. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 90,500,000
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 90,500
Total number of portfolio holdings	202
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from June 25, 2024 to November 30, 2024. Expenses for the full 6 months would be higher.
[2]	Annualized.